Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Policies and Practices Related to the Timing of Certain Equity Awards

While the Company does not have a formal written policy in place with regard to the timing of awards of options, stock appreciation rights or SSARs in relation to the disclosure of material nonpublic information, the Company does not seek to time equity grants to take advantage of information, either positive or negative, about the Company that has not been publicly disclosed.

Award Timing Method	While the Company does not have a formal written policy in place with regard to the timing of awards of options, stock appreciation rights or SSARs in relation to the disclosure of material nonpublic information, the Company does not seek to time equity grants to take advantage of information, either positive or negative, about the Company that has not been publicly disclosed.
Award Timing Predetermined	false
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false